Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2019
Disclosure of property, plant and equipment [text block] [Abstract]
Disclosure of property, plant and equipment [text block]
10.	Property, plant and equipment, net

(a)	The composition and movement in this caption as of the date of the consolidated statement of financial position is presented below:

	Mining concessions (b)	Mine development costs (b)	Land	Buildings and other construction	Machinery, equipment and related spare parts	Furniture and accessories	Transportation units	Computer equipment and tools	Mine rehabilitation costs	Capitalized interest	Work in progress and units in transit	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Cost
As of January 1, 2018	76,808	45,247	228,558	676,937	1,591,059	31,401	122,318	58,413	6,089	64,904	42,872	2,944,606
Additions	194	4,838	12,701	-	19,993	534	3,294	742	-	-	37,178	79,474
Disposals	-	-	(2,325)	(691)	(6,588)	(3)	(10,089)	(11,547)	(4,574)	-	(699)	(36,516)
Transfers, note 11	(98)	(2,235)	1,490	(1,400)	17,913	209	306	979	-	-	(20,225)	(3,061)
As of December 31, 2018	76,904	47,850	240,424	674,846	1,622,377	32,141	115,829	48,587	1,515	64,904	59,126	2,984,503
Additions	-	6,497	9,014	-	10,177	295	10,739	1,119	-	-	43,910	81,751
Disposals	(854)	-	(386)	-	(2,038)	(25)	(3,137)	-	-	-	(94)	(6,534)
Transfers, note 11	85	(2,642)	2,603	9,492	36,526	428	137	1,245	-	-	(55,493)	(7,619)

As of December 31, 2019	76,135	51,705	251,655	684,338	1,667,042	32,839	123,568	50,951	1,515	64,904	47,449	3,052,101

Accumulated depreciation
As of January 1, 2018	12,119	9,750	-	85,794	382,634	27,915	72,979	42,766	1,434	2,936	-	638,327
Additions	-	551	-	17,782	89,644	732	12,408	3,967	52	1,522	-	126,658
Disposals	-	-	-	(161)	(5,443)	(2)	(8,627)	(11,541)	(1,431)	-	-	(27,205)
Transfers and reclassifications, note 11	-	(326)	-	-	-	-	-	-	-	-	-	(326)
As of December 31, 2018	12,119	9,975	-	103,415	466,835	28,645	76,760	35,192	55	4,458	-	737,454
Additions	65	424	-	18,047	90,385	760	9,098	3,589	44	1,520	-	123,932
Disposals	-	-	-	-	(1,636)	(25)	(2,631)	-	-	-	-	(4,292)
Transfers and reclassifications	-	(328)	-	(266)	563	-	-	31	-	-	-	-

As of December 31, 2019	12,184	10,071	-	121,196	556,147	29,380	83,227	38,812	99	5,978	-	857,094

Impairment mining assets (b)
As of January 1, 2018	42,858	24,048	258	13,837	12,166	201	26	454	3,143	-	735	97,726
Additions	-	-	(258)	-	-	-	-	-	(3,143)	-	-	(3,401)
As of December 31, 2018	42,858	24,048	-	13,837	12,166	201	26	454	-	-	735	94,325
Reclassifications	-	-	-	(259)	259	-	-	-	-	-	-	-

As of December 31, 2019	42,858	24,048	-	13,578	12,425	201	26	454	-	-	735	94,325

Net book value
As of December 31, 2018	21,927	13,827	240,424	557,594	1,143,376	3,295	39,043	12,941	1,460	60,446	58,391	2,152,724
As of December 31, 2019	21,093	17,586	251,655	549,564	1,098,470	3,258	40,315	11,685	1,416	58,926	46,714	2,100,682

(b)	Mining concessions mainly included net acquisition costs of S/15,367,000 related to coal concessions acquired through a purchase option executed from 2011 to 2013. This item also includes some concessions acquired by the Group for exploration activities related to the cement business.

In previous years, Management recognized a full impairment charge of approximately S/97,726,000 related to the total net book value of a closed zinc mining unit which includes concession costs, development costs and related facilities and equipment. From this amount, S/42,858,000 corresponds to concessions costs. According to the management´s expectation the recovery amount of this zinc mining unit is zero.

During 2017, the Group recognized an impairment on the brine project, as explained in note 1.3, derecognized mining concessions and other assets related to said project for S/1,732,000.

(c)	There were no additions under leases during 2019 neither under finance leases during 2018.

(d)	The Group has assessed the recoverable amount of its remaining long-term assets and did not find indicators of an impairment loss of these assets as of December 31, 2019 and 2018.

(e)	Work in progress included in property, plant and equipment as of December 31, 2019 amounted to S/46,714,000 (S/58,391,000 as of December 31, 2018) and is mainly related to complementary facilities of the cement plants.

(f)	As of December 31, 2019, the Group maintained accounts payable related to the acquisition of property, plant and equipment for S/8,698,000 (S/4,627,000 as of December 31, 2018), see note 13.